Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes
Income taxes

(11)    Income Taxes

The composition of income tax expense for the years ended December 31, 2019, 2018, and 2017 was as follows:

(in thousands)	2019	2018	2017
Current:
Federal	$3,830	$1,175	$2,761
State	—	(181)	385
Total current	3,830	994	3,146
Deferred:
Federal	(7)	674	3,189
State	—	—	1,567
Total deferred	(7)	674	4,756
Total income tax expense	$3,823	$1,668	$7,902

Applicable income tax expense for financial reporting purposes differs from the amount computed by applying the statutory federal income tax rate for the reasons noted in the table for the years ended December 31, 2019, 2018, and 2017 are as follows:

	2019		2018		2017
(in thousands)	Amount	%	Amount	%	Amount	%
Income before provision for income tax expense	$19,937		$12,382		$11,316
Tax at statutory federal income tax rate	$4,187	21.00%	$2,600	21.00%	$3,847	34.00%
Tax Cuts and Jobs Act	—	—	(343)	(2.77)	3,139	27.74
State restructuring	—	—	(143)	(1.16)	966	8.54
Tax-exempt income, net	(408)	(2.04)	(432)	(3.49)	(394)	(3.48)
State income tax, net of federal tax benefit	—	—	—	—	323	2.85
Other, net	44	0.22	(14)	(0.11)	21	0.18
Provision for income tax expense	$3,823	19.18%	$1,668	13.47%	$7,902	69.83%

Income taxes as a percentage of earnings before income taxes as reported in the consolidated financial statements were 19.2% for the year ended December 31, 2019 compared to 13.5% and 69.8% for the years ended December 31, 2018 and 2017, respectively.

The year-over-year changes in the effective tax rate are primarily attributable to the prior impacts of the Tax Cuts and Jobs Act (Tax Act), the prior impacts of the Company's state tax planning initiatives, and the increased earnings and branch sale gain in 2019. The Company's tax rate is lower than the federal statutory rate primarily as a result of tax-exempt income.

The provisional adjustments recorded in the fourth quarter of 2017 related to the enactment of the Tax Act were finalized during the third quarter of 2018 with the filing of the Company's 2017 tax return, within the one-year measurement period provided under Staff Accounting Bulletin No. 118 in regards to the application of FASB's ASC Topic 740, Income Taxes. The finalization of the Company's Tax Act adjustments in 2018 included a $343,000 benefit, while the Company's additional tax planning initiatives included a $143,000 benefit. The total benefits are comprised of $306,000 benefit attributable to the pension contribution and a $180,000 benefit attributable to various accounting method changes made on the Company's 2017 tax return.

The components of deferred tax assets and deferred tax liabilities at December 31, 2019 and 2018 were as follows:

(in thousands)	2019	2018
Deferred tax assets:
Allowance for loan losses	$2,564	$2,285
Pension	1,747	1,516
Securities	—	915
Other real estate owned	621	630
Deferred loan fees	131	—
Lease Liability	467	—
Intangible assets	103	343
Accrued / deferred compensation	399	327
Other	95	188
Total deferred tax assets	$6,127	$6,204
Deferred tax liabilities:
Premises and equipment	$625	$483
Mortgage servicing rights	521	616
Deferred loan costs	273	261
Right-of-Use Asset	465	—
Prepaid expenses	328	321
Securities	9	—
Other	10	10
Total deferred tax liabilities	2,231	1,691
Net deferred tax assets	$3,896	$4,513

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the appropriate character during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning initiatives in making this assessment. In management's opinion, the Company will more likely than not realize the benefits of its deferred tax assets and, therefore, has not established a valuation allowance against its deferred tax assets as of December 31, 2019.  Management arrived at this conclusion based upon the level of historical taxable income and projections for future taxable income of the appropriate character over the periods in which the deferred tax assets are deductible. The Company follows ASC Topic 740, Income Taxes, which addresses the accounting for uncertain tax positions.

The Company follows ASC Topic 740, Income Taxes, which addresses the accounting for uncertain tax positions. For each of the years ended December 31, 2019 and 2018, respectively, the Company did not have any uncertain tax provisions, and did not record any related tax liabilities.